GOODWILL	12 Months Ended
Feb. 28, 2015
GOODWILL
GOODWILL

7. GOODWILL

        Changes in the carrying amount of goodwill for the years ended February 28, 2014 and 2015 consisted of the following:

	As of February 28, 2014	As of February 28, 2015
Gross amount:
Beginning balance	$2,079,460	$9,034,090
Addition	6,947,717	4,831,683
Exchange difference	6,913	(11,181)
Ending balance	9,034,090	13,854,592

Accumulated impairment loss:
Beginning balance	$(1,524,266)	$(1,524,266)
Charge for the year	—	—
Ending balance	(1,524,266)	(1,524,266)

Goodwill, net	$7,509,824	$12,330,326

        The Group did not incur impairment loss on goodwill for the years ended February 28, 2013, 2014 and 2015.